Commitments and Contingencies Operating Lease (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense, Net	$ 18,107	$ 13,187	$ 11,342
Operating Leases, Future Minimum Payments Due, Next Twelve Months	20,775
Operating Leases, Future Minimum Payments, Due in Two Years	17,239
Operating Leases, Future Minimum Payments, Due in Three Years	14,395
Operating Leases, Future Minimum Payments, Due in Four Years	11,009
Operating Leases, Future Minimum Payments, Due in Five Years	7,079
Operating Leases, Future Minimum Payments, Due Thereafter	26,527
Operating Leases, Future Minimum Payments Due	$ 97,024